Note 10 - Convertible Preferred Stock (Details) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended										9 Months Ended
	Feb. 28, 2015	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 30, 2013	Apr. 30, 2009	Nov. 30, 2010	Apr. 30, 2012	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Dec. 31, 2011	Jan. 31, 2012	Feb. 28, 2012	Sep. 30, 2014	Dec. 31, 2012
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	605,556	940,189	382,000	382,000		382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50	$ 0.53	$ 0.53	$ 0.53		$ 0.53														$ 0.53
Warrant Term	10 years	5 years	5 years	5 years
Warrant Liabilities Noncurrent							$ 624,000														$ 686,000
Fair Value Adjustment of Warrants					(21,000)	(52,000)	(62,000)
December 2008 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						10,000	7,000
December 2008 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							196,721	196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.61	$ 0.61
Warrant Term								10 years
Warrant Liabilities Noncurrent							44,000	54,000
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Volatility Rate								79.00%
Fair Value Assumptions, Risk Free Interest Rate								2.70%
Fair Value Assumptions, Expected Term								10 years
April 2009 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						12,000			9,000
April 2009 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							245,900			245,900
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.61			$ 0.61
Warrant Term										10 years
Warrant Liabilities Noncurrent							58,000			70,000
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										79.00%
Fair Value Assumptions, Risk Free Interest Rate										2.80%
Fair Value Assumptions, Expected Term										10 years
November 2010 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						2,000			2,000
November 2010 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							163,934				163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.61				$ 0.61
Warrant Term											10 years
Warrant Liabilities Noncurrent							47,000				47,000
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											79.00%
Fair Value Assumptions, Risk Free Interest Rate											2.90%
Fair Value Assumptions, Expected Term											10 years
April 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						3,000	2,000
April 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						9,000	5,000
April 2012 Warrants [Member] | Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							73,770					73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.61					$ 0.61
Warrant Term												10 years
Warrant Liabilities Noncurrent							25,000					27,000
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												92.00%
Fair Value Assumptions, Risk Free Interest Rate												1.98%
Fair Value Assumptions, Expected Term												10 years
April 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,351,019					2,351,019
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05					$ 0.05
Warrant Term												10 years
Warrant Liabilities Noncurrent							73,000					99,000
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												84.00%
Fair Value Assumptions, Risk Free Interest Rate												2.00%
Fair Value Assumptions, Expected Term												10 years
April 2012 Warrants [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.61
May 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						2,000	6,000
May 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,000,000						2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05						$ 0.05
Warrant Term													10 years
Warrant Liabilities Noncurrent							54,000						84,000
Fair Value Assumptions, Expected Dividend Rate													0.00%
Fair Value Assumptions, Expected Volatility Rate													84.00%
Fair Value Assumptions, Risk Free Interest Rate													3.20%
Fair Value Assumptions, Expected Term													10 years
June 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						4,000			12,000
June 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,000,000							4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05							$ 0.05
Warrant Term														10 years
Warrant Liabilities Noncurrent							108,000							168,000
Fair Value Assumptions, Expected Dividend Rate														0.00%
Fair Value Assumptions, Expected Volatility Rate														84.00%
Fair Value Assumptions, Risk Free Interest Rate														3.20%
Fair Value Assumptions, Expected Term														10 years
September 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						0	12,000
September 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,000,000								4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05								$ 0.05
Warrant Term															10 years
Warrant Liabilities Noncurrent							108,000								168,000
Fair Value Assumptions, Expected Dividend Rate															0.00%
Fair Value Assumptions, Expected Volatility Rate															84.00%
Fair Value Assumptions, Risk Free Interest Rate															2.00%
Fair Value Assumptions, Expected Term															10 years
November 2011 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						1,000			2,000
November 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,000,000									1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05									$ 0.05
Warrant Term																10 years
Warrant Liabilities Noncurrent							28,000									42,000
Fair Value Assumptions, Expected Dividend Rate																0.00%
Fair Value Assumptions, Expected Volatility Rate																84.00%
Fair Value Assumptions, Risk Free Interest Rate																2.10%
Fair Value Assumptions, Expected Term																10 years
December 2011 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,000,000										1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05										$ 0.05
Warrant Term																	10 years
Warrant Liabilities Noncurrent							28,000										41,000
Fair Value Assumptions, Expected Dividend Rate																	0.00%
Fair Value Assumptions, Expected Volatility Rate																	84.00%
Fair Value Assumptions, Risk Free Interest Rate																	1.80%
Fair Value Assumptions, Expected Term																	10 years
January 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						4,000			2,000
January 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							910,445											910,445
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05											$ 0.05
Warrant Term																		10 years
Warrant Liabilities Noncurrent							28,000											37,000
Fair Value Assumptions, Expected Dividend Rate																		0.00%
Fair Value Assumptions, Expected Volatility Rate																		84.00%
Fair Value Assumptions, Risk Free Interest Rate																		1.80%
Fair Value Assumptions, Expected Term																		10 years
February 2012 Warrants [Member] | Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants						3,000			1,000
February 2012 Warrants [Member] | Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							738,535												738,535
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.05												$ 0.05
Warrant Term																			10 years
Warrant Liabilities Noncurrent							23,000												31,000
Fair Value Assumptions, Expected Dividend Rate																			0.00%
Fair Value Assumptions, Expected Volatility Rate																			84.00%
Fair Value Assumptions, Risk Free Interest Rate																			1.98%
Fair Value Assumptions, Expected Term																			10 years
Series A Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount																				$ 0.0488
Preferred Stock, Dividends Per Share, Declared																				$ 0
Preferred Stock, Conversion Price																				$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion																				30,000,000
Series B Preferred Stock [Member]
Note 10 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount																				$ 0.004
Preferred Stock, Dividends Per Share, Declared																				$ 0
Preferred Stock, Conversion Price																				$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion																				$ 30,000,000